Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy of the valuation techniques the company utilized to determine such fair value - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Assets:
Marketable equity securities	$ 2,443,593	$ 7,795,479
Non-marketable equity securities	34,589,767	25,496,534
Liabilities:
Forward share purchase liability	13,491,606
Warrant liabilities	4,548
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Marketable equity securities	2,443,593	7,795,479
Non-marketable equity securities
Liabilities:
Forward share purchase liability
Warrant liabilities
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Marketable equity securities
Non-marketable equity securities
Liabilities:
Forward share purchase liability
Warrant liabilities
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Marketable equity securities
Non-marketable equity securities	34,589,767	$ 25,496,534
Liabilities:
Forward share purchase liability	13,491,606
Warrant liabilities	$ 4,548